Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Reconciliation of Income and Social Contribution Tax Expenses
a)	Reconciliation of income and social contribution tax expenses

	Consolidated
	December 31, 2018	December 31, 2017	December 31, 2016
Profit before taxes	2,843,667	1,474,652	555,987
Income tax and social contribution nominal rate (34%)	(966,847)	(501,382)	(189,036)
Adjustments to determine the effective rate
Interest in earnings of investees (non-taxable income)	339,237	340,766	532,335
Differences in tax rates on earnings / losses of overseas companies	(12,423)	(89,070)	(150,233)
Granted income tax incentive	48,541	74,416	10,098
Share-based payment transactions	(1,363)	(4,022)	(3,950)
Interest on shareholders’ equity	(19,777)	(21,495)	(45,573)
Non-deductible expenses (donations, gifts, etc.)	(14,405)	(52,226)	(28,103)
Tax losses not recorded(i)	(143,999)	(177,824)	(185,089)
Goodwill amortization effect	1,853	1,853	1,853
Tax effects of discounts granted—PERT	218	(4,438)	—
Tax loss carryforwards from previous years recorded	—	(3,554)	—
Other	8,478	8,621	(.4,004)

Income tax and social contribution benefit (expense)—current and deferred	(760,487)	(428,355)	(61,702)

Effective rate—%	26.74	29.05	11.10

(i)

Refers mainly to tax losses not recorded in subsidiaries of Rumo which under current conditions do not attend the requirements of future taxable profits that justify the recognition of the deferred tax assets. In accordance with Brazilian Federal Taxes rules those losses do not expire.

Summary of Deferred Income Tax Assets and Liabilities
b)	Deferred income tax assets and liabilities

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and liabilities are presented below:

	Consolidated
	December 31, 2018	December 31, 2017
Assets credit of:
Income tax loss carry forwards	2,190,068	2,112,707
Social contribution tax loss carry forwards	801,866	772,304
Temporary differences
Foreign exchange—Loans and borrowings	789,220	548,568
Legal proceedings provision	396,577	365,997
Tax deductible goodwill	—	56,276
Impairment provision	241,083	250,236
Provisions for employee benefits	175,178	153,434
Allowance for doubtful accounts	30,327	25,991
Regulatory asset (liability)	59,597	65,318
Impairment of tax credit	74,900	61,324
Share-based payment transactions	5,246	1,602
Profit sharing	51,601	40,195
Interest on preferred shareholders payable in subsidiaries	155,562	218,599
Property, plant and equipment—useful life review	277,925	160,490
Contractual dispute	—	86,482
Other	276,095	316,176

Deferred taxes—Assets	5,525,245	5,235,699
(-) Deferred taxes assets not recognized(i)	(2,104,742)	(1,961,325)
Liabilities credit of:
Temporary differences
Business combination—property, plant and equipment	63,574	110,149
Tax deductible goodwill	(389,679)	(351,262)
Lease	(228,055)	(277,091)
Concession contract	(6,745)	(8,681)
Unrealized gains on derivatives instruments(ii)	(664,841)	(115,503)
Fair value option in loans	57,298	23,855
Income on formation of joint ventures	(1,135,036)	(1,135,036)
Business combination—Intangible asset	(3,725,546)	(3,741,522)
Other	56,201	(45,513)

Total	(5,972,829)	(5,540,604)

Total of deferred taxes recorded	(2,552,326)	(2,266,230)
Deferred income tax—Assets	1,540,693	1,636,080

Deferred income tax—Liabilities	(4,093,019)	(3,902,310)

(i)

Refers mainly to tax losses and temporary differences, in the amount of R$ 1,395,713 and R$ 680,723, respectively, of Rumo Malha Sul and Rumo Malha Oeste that under current conditions do not have predictability of generating taxable income to justify the accounting of assets referred to income tax and social contribution.

(ii)

The subsidiary Comgás changed the regime for the taxation of foreign exchange variation of the loans and financing from cash basis to accrual accounting for fiscal year 2018, therefore the deferred taxes on gains of income not realized with derivatives, started to be presented as deferred tax liability. Previously they were offset by the losses of the exchange variation of loans and financing.

Summary of Changes in Deferred Tax
c)	Changes in deferred tax

Consolidated
At January 1, 2017	(2,060,563)
Recorded through income	(426,341)
Property, plant and equipment—useful life review	132,503
Other comprehensive income	8,201
Tax loss carryforwards used to settle other tax installments	3,555
Tax loss carryforwards over change of shareholding interest in subsidiary	60,583
Other(i)	15,832

At December 31, 2017	(2,266,230)
Recorded through income	(295,620)
Other comprehensive income	27,977
Tax loss carryforwards used to settle other tax installments	(2,114)
Business combination	(24,164)
Other(i)	7,825

At December 31, 2018	(2,552,326)

(i)	Exchange variation effect due to the conversion of offshore investments.